Share-Based and Other Compensation Plans - Stock Option Activity (Detail) - Stock Options [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year | shares	1,288
Exercised | shares	34
Forfeited | shares	11
Expired | shares	80
Outstanding, end of year | shares	1,163
Exercisable at December 31, 2015 | shares	1,154
Weighted Average Exercise price
Outstanding, beginning of year | $ / shares	$ 20.35
Exercised | $ / shares	4.50
Forfeited | $ / shares	34.73
Expired | $ / shares	24.20
Outstanding, end of year | $ / shares	20.42
Exercisable at December 31, 2015 | $ / shares	$ 20.31
Weighted Average remaining contractual term
Outstanding, end of year	5 years 3 months 18 days
Exercisable at December 31, 2015	5 years 3 months 18 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 0
Exercisable at December 31, 2015 | $	$ 0